RESTRICTED CASH AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Cash And Investments [Abstract]
Summary of restricted cash and investments

	At December 31	At December 31
(in thousands)	2023	2022

Cash and cash equivalents	$3,259	$3,133
Investments	7,972	7,972
	$11,231	$11,105

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$3,259	$3,133
Letters of credit facility pledged assets	7,972	7,972
	$11,231	$11,105